Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 572,137,595	$ 408,695,280
Available-for-sale Securities, Gross Unrealized Gains	19,456,692	8,410,493
Available-for-sale Securities, Gross Unrealized Losses	2,269,886	2,460,933
Available-for-sale Securities, Fair Value Disclosure	589,324,401	414,644,840
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	25,000,000.0	96,500,000	$ 33,300,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis	263,300,000	171,400,000
AFS Securities Pledged as Collateral - Fair Value	274,400,000	173,100,000
Available-for-sale Securities, Gross Realized Gains	1,300,000	1,500,000	700,000
Available-for-sale Securities, Gross Realized Losses	0	636,000	$ 159,000
Student loan pools [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	61,244,212	41,088,231
Available-for-sale Securities, Gross Unrealized Gains	220,239	0
Available-for-sale Securities, Gross Unrealized Losses	382,986	856,401
SBA Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	153,565,023	111,927,938
Available-for-sale Securities, Gross Unrealized Gains	797,456	622,105
Available-for-sale Securities, Gross Unrealized Losses	1,057,454	656,944
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	267,854,880	197,356,288
Available-for-sale Securities, Gross Unrealized Gains	10,672,412	3,664,621
Available-for-sale Securities, Gross Unrealized Losses	754,278	582,902
Nontaxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	42,793,179	43,153,086
Available-for-sale Securities, Gross Unrealized Gains	6,023,263	4,088,408
Available-for-sale Securities, Gross Unrealized Losses	0	0
Taxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	46,680,301	15,169,737
Available-for-sale Securities, Gross Unrealized Gains	1,743,322	35,359
Available-for-sale Securities, Gross Unrealized Losses	75,168	364,686
GNMA Mortgage-Backed Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	91,700,000	63,200,000
Available-for-sale Securities, Fair Value Disclosure	93,400,000	63,900,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 37,000,000.0	$ 15,800,000